Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2020		Mar. 31, 2020
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 5,159		¥ 4,978
Actual		7,453		7,245
Required	[1]	6,125		5,910
Actual		¥ 9,468		¥ 9,024
Required	[1]	9.51%		9.51%
Actual		14.69%		14.52%
Required	[1]	¥ 7,413		¥ 7,152
Actual		¥ 11,133		¥ 10,722
Required	[1]	11.51%		11.51%
Actual		17.28%		17.25%
Required		¥ 5,874	[2]	¥ 6,629
Actual		¥ 9,468	[2]	¥ 9,024
Common Equity Tier 1 capital:
Required	[1]	8.01%		8.01%
Actual		11.57%		11.65%
Leverage Ratio:
Required		3.00%		3.00%
Actual		4.83%		4.08%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,689		¥ 2,567
Actual		6,756		6,501
Required		3,585		3,422
Actual		¥ 8,765		¥ 8,275
Required		6.00%		6.00%
Actual		14.66%		14.50%
Required		¥ 4,780		¥ 4,563
Actual		¥ 10,338		¥ 9,865
Required		8.00%		8.00%
Actual		17.30%		17.29%
Required		¥ 5,450	[2]	¥ 6,160
Actual		¥ 8,765	[2]	¥ 8,275
Common Equity Tier 1 capital:
Required		4.50%		4.50%
Actual		11.30%		11.39%
Leverage Ratio:
Required		3.00%		3.00%
Actual		4.82%		4.02%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,525		¥ 2,403
Actual		6,369		6,130
Required		3,367		3,204
Actual		¥ 8,381		¥ 7,905
Required		6.00%		6.00%
Actual		14.93%		14.80%
Required		¥ 4,489		¥ 4,272
Actual		¥ 9,943		¥ 9,482
Required		8.00%		8.00%
Actual		17.71%		17.75%
Required		¥ 5,178	[2]	¥ 5,884
Actual		¥ 8,381	[2]	¥ 7,905
Common Equity Tier 1 capital:
Required		4.50%		4.50%
Actual		11.34%		11.47%
Leverage Ratio:
Required		3.00%		3.00%
Actual		4.85%		4.03%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 87		¥ 93
Actual		509		489
Required		116		124
Actual		¥ 509		¥ 489
Required		6.00%		6.00%
Actual		26.24%		23.66%
Required		¥ 155		¥ 165
Actual		¥ 510		¥ 491
Required		8.00%		8.00%
Actual		26.27%		23.74%
Required		¥ 156	[2]	¥ 216
Actual		¥ 509	[2]	¥ 489
Common Equity Tier 1 capital:
Required		4.50%		4.50%
Actual		26.24%		23.64%
Leverage Ratio:
Required		3.00%		3.00%
Actual		9.79%		6.79%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 87		¥ 93
Actual		494		475
Required		116		123
Actual		¥ 494		¥ 475
Required		6.00%		6.00%
Actual		25.49%		23.10%
Required		¥ 155		¥ 165
Actual		¥ 494		¥ 477
Required		8.00%		8.00%
Actual		25.52%		23.18%
Required		¥ 153	[2]	¥ 214
Actual		¥ 494	[2]	¥ 475
Common Equity Tier 1 capital:
Required		4.50%		4.50%
Actual		25.49%		23.10%
Leverage Ratio:
Required		3.00%		3.00%
Actual		9.66%		6.66%

[1]	The required ratios disclosed above, at March 31, 2020 and September 30, 2020, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at September 30, 2020 exclude amounts of deposits to the Bank of Japan.